Consolidated Statements of Equity - USD ($) $ in Thousands	Total	Common shares	Preferred shares	Additional paid-in capital	Deficit	AOCI	Non- controlling interests
Beginning balance at Dec. 31, 2023	$ 6,624,400	$ 6,230,000	$ 184,300	$ 7,300	$ (1,279,700)	$ (102,300)	$ 1,584,800
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	(1,515,900)				(1,380,500)
Net earnings (loss)	74,900						(135,400)
Regulatory asset attributable to non-controlling interests	(1,600)						(1,600)
Amounts reclassified from AOCI to the consolidated statements of operations related to discontinued operations (note 23(b))	94,600					94,600
Effect of redeemable non-controlling interests not included in equity (note 15)	1,300						1,300
OCI	93,700					89,100	4,600
Dividends declared and distributions to non-controlling interests	(345,700)				(270,600)		(75,100)
Contributions received from non-controlling interests, net of cost	75,600						75,600
Common shares issued upon settlement of purchase contracts, net of tax-effected cost	1,129,700	1,150,000		(20,300)
Common shares issued under employee share purchase plan	4,000	4,000
Share-based compensation	15,200			15,200
Common shares issued pursuant to share-based awards	2,400	7,300		(5,800)	900
Non-controlling interest assumed on asset acquisition	(1,500)			(15,600)			14,100
Ending balance at Dec. 31, 2024	6,176,200	7,391,300	184,300	(19,200)	(2,929,900)	81,400	1,468,300
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	108,300				180,800
Net earnings (loss)	72,500						(72,500)
Regulatory asset attributable to non-controlling interests	2,500						2,500
OCI	21,300					21,300
Dividends declared and distributions to non-controlling interests	(218,200)				(212,200)		(6,000)
Contributions received from non-controlling interests, net of cost	6,900						6,900
Derecognition on sale of the renewable energy business	(1,063,600)					(71,600)	(992,000)
Common shares issued under employee share purchase plan	3,700	3,700
Share-based compensation	19,200			19,200
Common shares issued pursuant to share-based awards	(900)	6,700		(7,600)
Non-controlling interest assumed on asset acquisition	(7,100)			(7,100)
Ending balance at Dec. 31, 2025	$ 5,048,300	$ 7,401,700	$ 184,300	$ (14,700)	$ (2,961,300)	$ 31,100	$ 407,200